PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 126.0%
Bank Loans 6.4%
Germany 0.4%
Speedster Bidco GmbH, Second Lien Term Loan, 6 Month EURIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.000%(c)	03/31/28	EUR	2,075	$2,410,694
Luxembourg 0.1%
Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	07/13/22		654	658,746
Saint Lucia 0.3%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	3.430(c)	05/27/24		2,449	2,376,543
United Kingdom 2.7%
CD&R Firefly Bidco Ltd., Initial Term Loan, 3 Month GBP LIBOR + 8.356%^	8.412(c)	06/21/26	GBP	4,500	6,158,475
Constellation Automotive Group Ltd., Facility 1 Loan, 1 - 3 Month GBP LIBOR + 7.500% (Cap N/A, Floor 0.000%)	7.525(c)	07/16/29	GBP	3,000	4,167,235
EG America LLC, Project Becker Additional Facility, 3 Month LIBOR + 4.250%	4.750(c)	03/31/26		411	409,439
EG Group Ltd., Additional Second Lien Loan Facility, 1 - 6 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	2,800	3,248,938
Tilney Group Ltd., Facility B Loan, 3 Month GBP LIBOR + 4.500%	4.578(c)	12/22/25	GBP	3,025	4,128,222
					18,112,309
United States 2.9%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		3,610	3,949,340
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%	7.250(c)	03/28/24		778	778,306

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United States (cont’d.)
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.340%(c)	08/24/26		268	$139,821
Finastra USA, Inc., Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%	8.250(c)	06/13/25		2,450	2,447,320
Great Outdoors Group LLC, Term B-1 Loan, 3 Month LIBOR + 4.250%	5.000(c)	03/06/28		1,489	1,493,402
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27		572	573,377
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26		2,561	2,249,698
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28		2,045	2,046,322
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	07/14/28		1,250	1,256,250
Stonegate Pub Co. Ltd., First Lien Initial Term B Loan, 3 Month GBP LIBOR + 8.500%^	8.606(c)	03/06/28	GBP	1,550	2,110,646
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	04/21/28		2,640	2,673,674
					19,718,156

Total Bank Loans (cost $42,323,470)					43,276,448
Convertible Bonds 0.6%
Jamaica 0.0%
Digicel Group Holdings Ltd., Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A	7.000	11/15/21(oo)		41	37,117
Spain 0.6%
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN, Series CLNX	0.750	11/20/31	EUR	3,400	3,861,500

Total Convertible Bonds (cost $3,862,916)					3,898,617

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 98.5%
Argentina 0.1%
MercadoLibre, Inc., Gtd. Notes	3.125%	01/14/31	326	$307,339
YPF SA,
Sr. Unsec’d. Notes, 144A	8.500	03/23/25	404	366,635
Sr. Unsec’d. Notes, 144A	8.500	07/28/25	300	240,912
				914,886
Bahrain 0.1%
Oil & Gas Holding Co. BSCC (The), Sr. Unsec’d. Notes, 144A(aa)	7.625	11/07/24	380	415,768
Belarus 0.1%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750	05/02/24	850	801,322
Brazil 2.6%
Banco Votorantim SA, Sr. Unsec’d. Notes, 144A, MTN(aa)	4.500	09/24/24	1,120	1,165,444
Embraer Netherlands Finance BV, Gtd. Notes, 144A(aa)	6.950	01/17/28	2,055	2,286,103
JSM Global Sarl, Gtd. Notes	4.750	10/20/30	1,100	1,046,651
Light Servicos de Eletricidade SA/Light Energia SA, Gtd. Notes, 144A(aa)	4.375	06/18/26	1,500	1,466,447
MARB BondCo PLC, Gtd. Notes, 144A(aa)	3.950	01/29/31	1,330	1,265,729
NBM US Holdings, Inc., Gtd. Notes, 144A(aa)	7.000	05/14/26	1,000	1,059,814
Petrobras Global Finance BV,
Gtd. Notes(aa)	5.600	01/03/31	4,980	5,217,233
Gtd. Notes(aa)	5.999	01/27/28	1,100	1,199,683
Gtd. Notes(aa)	6.900	03/19/49	1,440	1,505,208
Gtd. Notes(aa)	7.375	01/17/27	1,240	1,454,363
				17,666,675
Burkina Faso 0.1%
IAMGOLD Corp., Gtd. Notes, 144A	5.750	10/15/28	700	687,657

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Canada 4.0%
1011778 BC ULC/New Red Finance, Inc., Sec’d. Notes, 144A(aa)	4.000%	10/15/30	1,650	$1,600,660
Athabasca Oil Corp., Sec’d. Notes, 144A	9.750	11/01/26	2,375	2,390,198
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,250	1,260,840
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	1,075	1,128,426
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24	3,925	4,085,782
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	275	282,136
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,200	2,287,932
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,275	1,278,786
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	475	478,234

GFL Environmental, Inc., Gtd. Notes, 144A	4.375	08/15/29	700	694,300
Hudbay Minerals, Inc., Gtd. Notes, 144A(aa)	6.125	04/01/29	685	721,158
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Sec’d. Notes, 144A	5.000	12/31/26	200	198,128
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	825	837,344
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,275	1,329,446
MEG Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	675	694,630
Gtd. Notes, 144A(aa)	7.125	02/01/27	1,027	1,079,064
New Gold, Inc.,
Gtd. Notes, 144A(aa)	6.375	05/15/25	496	509,646
Sr. Unsec’d. Notes, 144A(aa)	7.500	07/15/27	1,010	1,090,476

Parkland Corp., Gtd. Notes, 144A	4.500	10/01/29	625	629,071
Precision Drilling Corp.,
Gtd. Notes, 144A	6.875	01/15/29	250	258,990
Gtd. Notes, 144A(aa)	7.125	01/15/26	3,475	3,574,823

Superior Plus LP/Superior General Partner, Inc., Gtd. Notes, 144A	4.500	03/15/29	425	434,354
				26,844,424

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chile 0.0%
VTR Finance NV, Sr. Unsec’d. Notes, 144A	6.375%	07/15/28	205	$219,143
China 0.4%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25	1,120	864,346
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes	6.500	01/10/25	650	465,069
Sr. Sec’d. Notes	6.500	01/26/26	770	546,952
Sr. Sec’d. Notes	7.250	06/14/22	365	304,314
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes	7.700	02/20/25	900	449,171
Sr. Sec’d. Notes	8.500	02/26/24	400	196,246
				2,826,098
Colombia 0.7%
AI Candelaria Spain SLU, Sr. Sec’d. Notes, 144A	5.750	06/15/33	440	432,971
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	500	495,887
Sr. Unsec’d. Notes	5.375	06/26/26	975	1,056,623

Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.500	04/27/31	700	719,890
SierraCol Energy Andina LLC, Gtd. Notes, 144A(aa)	6.000	06/15/28	1,700	1,672,166
				4,377,537
Costa Rica 0.1%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375	12/30/30	341	353,120
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31	270	271,977
				625,097
France 3.6%
Altice France SA, Sr. Sec’d. Notes, 144A	5.125	07/15/29	700	681,650

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
Casino Guichard Perrachon SA, Sr. Unsec’d. Notes, EMTN	4.048%	08/05/26	EUR	3,300	$3,528,690
Flamingo Lux II SCA, Sr. Unsec’d. Notes, 144A	5.000	03/31/29	EUR	1,850	2,087,915
Iliad Holding SAS, Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	3,850	4,595,245
La Financiere Atalian SASU,
Gtd. Notes(aa)	4.000	05/15/24	EUR	3,400	3,871,444
Gtd. Notes(aa)	5.125	05/15/25	EUR	1,375	1,584,146
Loxam SAS,
Sr. Sub. Notes(aa)	5.750	07/15/27	EUR	550	654,874
Sr. Sub. Notes, 144A(aa)	4.500	04/15/27	EUR	2,400	2,750,124

Midco GB SASU, Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	11/01/27	EUR	1,050	1,227,637
Parts Europe SA,
Sr. Sec’d. Notes(aa)	6.500	07/16/25	EUR	800	961,853
Sr. Sec’d. Notes, 144A(aa)	6.500	07/16/25	EUR	2,025	2,434,689
					24,378,267
Germany 2.2%
ADLER Group SA, Sr. Unsec’d. Notes	1.875	01/14/26	EUR	3,000	3,062,178
Douglas GmbH, Sr. Sec’d. Notes, 144A(aa)	6.000	04/08/26	EUR	1,400	1,610,921
Kirk Beauty SUN GmbH, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	10/01/26	EUR	2,931	3,228,479
Nidda BondCo GmbH, Gtd. Notes	5.000	09/30/25	EUR	2,068	2,360,726
TK Elevator Holdco GmbH,
Sr. Unsec’d. Notes	6.625	07/15/28	EUR	1,440	1,742,633
Sr. Unsec’d. Notes, 144A(aa)	6.625	07/15/28	EUR	810	980,231

TK Elevator Midco GmbH, Sr. Sec’d. Notes, 144A(aa)	4.375	07/15/27	EUR	1,400	1,665,684
					14,650,852

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ghana 0.3%
Tullow Oil PLC, Sr. Sec’d. Notes, 144A(aa)	10.250%	05/15/26		2,115	$2,223,380
India 1.6%
ABJA Investment Co. Pte Ltd., Gtd. Notes(aa)	5.950	07/31/24		651	710,198
Clean Renewable Power Mauritius Pte Ltd., Sr. Sec’d. Notes, 144A	4.250	03/25/27		1,325	1,349,208
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A(aa)	6.450	06/04/29		905	896,656
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes(aa)	4.250	10/27/27		1,460	1,411,545
Greenko Dutch BV, Gtd. Notes, 144A(aa)	3.850	03/29/26		852	859,721
Greenko Investment Co., Sr. Sec’d. Notes	4.875	08/16/23		1,000	1,010,144
HDFC Bank Ltd., Jr. Sub. Notes, 144A(aa)	3.700(ff)	08/25/26(oo)		2,135	2,125,581
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes(aa)	5.250	04/28/27		2,000	2,062,464
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26		480	519,863
					10,945,380
Israel 0.4%
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A(aa)	5.375	03/30/28		1,465	1,483,374
Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A(aa)	6.750	06/30/30		1,110	1,228,761
					2,712,135
Italy 0.3%
Shiba Bidco SpA, Sr. Sec’d. Notes, 144A	4.500	10/31/28	EUR	1,775	2,052,158

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica 1.5%
Digicel Group Holdings Ltd., Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000%	04/01/25		243	$235,103
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		174	169,779
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		781	800,672
Sr. Sec’d. Notes, 144A	8.750	05/25/24		3,100	3,224,002
Sr. Sec’d. Notes, 144A	8.750	05/25/24		436	452,557

Digicel Ltd., Gtd. Notes, 144A	6.750	03/01/23		5,020	4,854,818
					9,736,931
Japan 0.2%
SoftBank Group Corp., Sr. Unsec’d. Notes(aa)	3.875	07/06/32	EUR	1,400	1,550,236
Kuwait 0.2%
Kuwait Projects Co. SPC Ltd.,
Gtd. Notes	4.229	10/29/26		925	877,019
Gtd. Notes, EMTN	4.500	02/23/27		200	189,730
					1,066,749
Luxembourg 3.4%
Altice France Holding SA,
Gtd. Notes	4.000	02/15/28	EUR	3,600	3,885,894
Sr. Sec’d. Notes	8.000	05/15/27	EUR	4,966	6,089,907

ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	5,400	6,418,170
Galapagos SA, Sr. Sec’d. Notes	0.000(cc)	06/15/21(d)	EUR	315	6,910
Intelsat Jackson Holdings SA,
Gtd. Notes	5.500	08/01/23(d)		2,085	1,052,498
Gtd. Notes, 144A	9.750	07/15/25(d)		3,355	1,730,055

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg (cont’d.)

Monitchem HoldCo SA, Gtd. Notes, 144A	9.500%	09/15/26	EUR	3,000	$3,678,150
					22,861,584
Macau 0.4%
MGM China Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	4.750	02/01/27		525	503,753
Sr. Unsec’d. Notes, 144A	5.250	06/18/25		325	320,874
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/29		1,000	902,116
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,000	942,878
					2,669,621
Malaysia 0.1%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		910	945,026
Mexico 4.0%
Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A(aa)	7.450	11/15/29		450	477,667
Cemex SAB de CV,
Gtd. Notes(aa)	5.450	11/19/29		930	1,006,913
Gtd. Notes, 144A	7.375	06/05/27		225	248,779

Electricidad Firme de Mexico Holdings SA de CV, Sr. Sec’d. Notes, 144A	4.900	11/20/26		200	195,829
FEL Energy VI Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,974	1,954,095
Mexico City Airport Trust,
Sr. Sec’d. Notes(aa)	3.875	04/30/28		2,230	2,309,309
Sr. Sec’d. Notes	5.500	07/31/47		670	680,575

Nemak SAB de CV, Sr. Unsec’d. Notes, 144A	3.625	06/28/31		730	682,670
Petroleos Mexicanos,
Gtd. Notes(aa)	5.350	02/12/28		2,500	2,495,318
Gtd. Notes(aa)	6.490	01/23/27		3,758	3,998,935
Gtd. Notes(aa)	6.500	03/13/27		2,720	2,899,520
Gtd. Notes(aa)	6.500	06/02/41		2,100	1,898,280
Gtd. Notes, EMTN(aa)	2.750	04/21/27	EUR	1,915	2,072,021

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Petroleos Mexicanos, (cont’d.)
Gtd. Notes, MTN(aa)	6.875%	08/04/26		3,200	$3,494,631
Total Play Telecomunicaciones SA de CV,
Gtd. Notes, 144A	6.375	09/20/28		910	897,018
Sr. Unsec’d. Notes, 144A(aa)	7.500	11/12/25		1,355	1,409,933
					26,721,493
Morocco 0.1%
OCP SA,
Sr. Unsec’d. Notes	6.875	04/25/44		280	335,656
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	196,418
					532,074
Netherlands 2.4%
OCI NV,
Sr. Sec’d. Notes(aa)	3.125	11/01/24	EUR	4,400	5,156,338
Sr. Sec’d. Notes(aa)	3.625	10/15/25	EUR	900	1,073,160

Promontoria Holding 264 BV, Sr. Sec’d. Notes(aa)	6.750	08/15/23	EUR	1,900	2,191,391
Titan Holdings II BV, Sr. Unsec’d. Notes, 144A(aa)	5.125	07/15/29	EUR	2,275	2,601,786
United Group BV,
Sr. Sec’d. Notes, 144A(aa)	3.125	02/15/26	EUR	850	945,753
Sr. Sec’d. Notes, 144A(aa)	3.625	02/15/28	EUR	2,900	3,218,304

VEON Holdings BV, Sr. Unsec’d. Notes, 144A(aa)	3.375	11/25/27		1,220	1,219,196
					16,405,928
Nigeria 0.2%
IHS Netherlands Holdco BV, Gtd. Notes, 144A(aa)	7.125	03/18/25		1,500	1,550,888
Oman 0.1%
Oztel Holdings SPC Ltd., Sr. Sec’d. Notes	6.625	04/24/28		500	552,794

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Panama 0.1%
AES Panama Generation Holdings SRL, Sr. Sec’d. Notes, 144A	4.375%	05/31/30	385	$395,935
Peru 0.3%
Inkia Energy Ltd., Sr. Unsec’d. Notes	5.875	11/09/27	1,000	1,030,411
Kallpa Generacion SA, Gtd. Notes(aa)	4.125	08/16/27	1,000	1,041,972
				2,072,383
Puerto Rico 0.6%
Popular, Inc., Sr. Unsec’d. Notes	6.125	09/14/23	3,475	3,710,054
Russia 0.6%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes(aa)	5.950(ff)	04/15/30	1,500	1,556,855
Sub. Notes, 144A(aa)	5.950(ff)	04/15/30	985	1,022,335

Hacienda Investments Ltd. Via DME Airport DAC, Gtd. Notes, 144A(aa)	5.350	02/08/28	1,686	1,762,592
				4,341,782
Saudi Arabia 0.3%
Arabian Centres Sukuk Ltd., Gtd. Notes, 144A	5.375	11/26/24	1,635	1,703,496
South Africa 1.4%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN(aa)	6.350	08/10/28	2,080	2,242,120
Sr. Unsec’d. Notes(aa)	7.125	02/11/25	1,270	1,324,882
Sr. Unsec’d. Notes, EMTN(aa)	6.750	08/06/23	1,580	1,631,767
Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28	1,240	1,359,447
Sasol Financing USA LLC,
Gtd. Notes(aa)	4.375	09/18/26	790	803,675
Gtd. Notes(aa)	5.875	03/27/24	1,930	2,037,056
				9,398,947

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain 1.7%
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250%	10.750%	11/01/23(d)	EUR	2,357	$1,700,599
Sr. Sec’d. Notes, 144A	10.750	09/30/23(d)	EUR	1,534	1,927,999
Sr. Sec’d. Notes, 144A	10.750	09/30/23(d)	EUR	522	648,084
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.125%	11.625	11/01/23(d)		776	519,767

Grifols Escrow Issuer SA, Sr. Unsec’d. Notes, 144A(aa)	3.875	10/15/28	EUR	2,225	2,579,150
Kaixo Bondco Telecom SA, Sr. Unsec’d. Notes, 144A(aa)	5.125	09/30/29	EUR	3,650	4,185,001
					11,560,600
Sweden 0.3%
Verisure Midholding AB, Gtd. Notes, 144A(aa)	5.250	02/15/29	EUR	1,425	1,669,950
Thailand 0.3%
Bangkok Bank PCL, Jr. Sub. Notes, 144A, MTN(aa)	5.000(ff)	09/23/25(oo)		2,000	2,067,363
Turkey 0.9%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A	7.750	02/02/27		1,140	1,083,634
Eldorado Gold Corp., Sr. Unsec’d. Notes, 144A(aa)	6.250	09/01/29		1,900	1,928,596
KOC Holding A/S, Sr. Unsec’d. Notes, 144A(aa)	6.500	03/11/25		2,000	2,105,835
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A(aa)	6.000	01/23/25		700	702,821
					5,820,886
Ukraine 0.3%
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes(aa)	7.125	07/19/24	EUR	1,035	1,197,439
Sr. Unsec’d. Notes	7.625	11/08/26		830	818,271
					2,015,710

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom 9.4%
180 Medical, Inc., Gtd. Notes, 144A	3.875%	10/15/29		225	$226,410
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A(aa)	3.250	02/16/26	GBP	1,700	2,228,385
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A(aa)	4.000	02/16/27	GBP	3,300	4,258,291
Bracken MidCo1 PLC,
Sr. Unsec’d. Notes, Cash coupon 8.875% or PIK 10.375%	8.875	10/15/23	GBP	1,052	1,468,975
Sr. Unsec’d. Notes, 144A, Cash coupon 6.750% or PIK 7.500%	6.750	11/01/27	GBP	3,975	5,414,126

Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500	07/08/26	GBP	3,705	5,939,966
CPUK Finance Ltd., Sec’d. Notes	4.875	02/28/47	GBP	2,100	2,880,736
Deuce Finco PLC, Sr. Sec’d. Notes, 144A(aa)	5.500	06/15/27	GBP	2,300	3,130,042
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A(aa)	4.375	02/07/25	EUR	3,900	4,448,271
Sr. Sec’d. Notes, 144A(aa)	8.500	10/30/25		1,750	1,823,111

Hurricane Finance PLC, Sr. Sec’d. Notes, 144A(aa)	8.000	10/15/25	GBP	2,200	3,206,513
INEOS Quattro Finance 1 PLC, Sr. Unsec’d. Notes, 144A(aa)	3.750	07/15/26	EUR	2,600	3,035,656
Jerrold Finco PLC,
Sr. Sec’d. Notes, 144A(aa)	4.875	01/15/26	GBP	2,250	3,120,517
Sr. Sec’d. Notes, 144A(aa)	5.250	01/15/27	GBP	1,325	1,851,559
Motion Bondco DAC,
Gtd. Notes(aa)	4.500	11/15/27	EUR	865	950,745
Gtd. Notes, 144A(aa)	6.625	11/15/27		700	706,768

Motion Finco Sarl, Sr. Sec’d. Notes, 144A	7.000	05/15/25	EUR	1,300	1,571,639
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	4,150	5,672,383
Very Group Funding PLC (The), Sr. Sec’d. Notes, 144A(aa)	6.500	08/01/26	GBP	4,275	5,824,472

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

Virgin Media Secured Finance PLC, Sr. Sec’d. Notes(aa)	5.000%	04/15/27	GBP	2,250	$3,179,313
William Hill Ltd., Gtd. Notes, MTN(aa)	4.750	05/01/26	GBP	1,700	2,490,376
					63,428,254
United States 52.4%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29		400	395,446
AdaptHealth LLC,
Gtd. Notes, 144A(aa)	4.625	08/01/29		1,000	990,412
Gtd. Notes, 144A	5.125	03/01/30		375	377,122
Gtd. Notes, 144A(aa)	6.125	08/01/28		655	694,696

Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	8.250	02/15/26		1,175	1,261,805
Alliance Data Systems Corp., Gtd. Notes, 144A(aa)	4.750	12/15/24		1,300	1,330,373
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26		1,740	1,829,953
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		650	640,169
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		3,150	3,399,657

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A(aa)	3.625	06/01/28	EUR	3,225	3,660,680
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.875	06/01/29		850	916,290
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		600	615,603
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Sr. Unsec’d. Notes^(aa)	7.875	12/15/24(d)		6,450	43,860
Ambience Merger Sub, Inc.,
Gtd. Notes, 144A	7.125	07/15/29		850	818,996
Sr. Sec’d. Notes, 144A	4.875	07/15/28		150	147,218

AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		662	658,230

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750%	04/20/29		1,850	$1,991,227
American Axle & Manufacturing, Inc.,
Gtd. Notes(aa)	5.000	10/01/29		1,575	1,504,841
Gtd. Notes(aa)	6.250	03/15/26		2,250	2,311,933
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.750	05/20/27		2,225	2,489,778
Sr. Unsec’d. Notes	5.875	08/20/26		1,750	1,954,279

Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30		675	693,403
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A(aa)	5.375	06/15/29		1,175	1,229,105
Gtd. Notes, 144A(aa)	5.750	01/15/28		2,750	2,877,788
Antero Resources Corp.,
Gtd. Notes(aa)	5.000	03/01/25		1,225	1,246,968
Gtd. Notes, 144A(aa)	5.375	03/01/30		1,000	1,059,178
Gtd. Notes, 144A(aa)	7.625	02/01/29		1,425	1,578,556
Gtd. Notes, 144A	8.375	07/15/26		162	182,318

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.250	08/15/27		1,275	1,271,979
Artera Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25		225	242,187
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		393	537,422
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30		325	320,796
B&G Foods, Inc., Gtd. Notes(aa)	5.250	09/15/27		1,270	1,303,068
Banff Merger Sub, Inc., Sr. Unsec’d. Notes(aa)	8.375	09/01/26	EUR	5,050	6,077,347
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	5.000	01/30/28		1,200	1,111,092
Gtd. Notes, 144A(aa)	5.250	01/30/30		2,325	2,100,899
Gtd. Notes, 144A(aa)	5.250	02/15/31		1,825	1,643,139
Gtd. Notes, 144A(aa)	6.125	04/15/25		877	893,868
Gtd. Notes, 144A(aa)	6.250	02/15/29		3,540	3,429,348
Gtd. Notes, 144A(aa)	7.000	01/15/28		875	886,920

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes(aa)	5.875%	10/15/27	1,650	$1,723,994
Gtd. Notes(aa)	7.250	10/15/29	1,725	1,884,846
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.150	05/01/30	2,600	3,034,312
Sr. Unsec’d. Notes(aa)	5.805	05/01/50	3,725	5,105,971
Sr. Unsec’d. Notes	5.930	05/01/60	275	386,772
Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	75	77,250
Gtd. Notes, 144A	4.750	06/15/31	100	102,948
Gtd. Notes, 144A	8.625	06/01/25	500	540,794

Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A(aa)	9.750	10/15/25	790	847,165
Brinker International, Inc., Gtd. Notes, 144A(aa)	5.000	10/01/24	800	847,410
C&S Group Enterprises LLC, Gtd. Notes, 144A(aa)	5.000	12/15/28	1,000	930,537
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A(aa)	6.250	07/01/25	1,110	1,168,400
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	775	779,625
Calpine Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	02/01/29	900	875,068
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/31	1,375	1,347,139
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	7,175	7,157,110

Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	475	475,780
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	3.125	02/15/29	400	390,429
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	325	342,134
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(aa)	4.500	05/01/32	1,300	1,310,800
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	2,550	2,537,507
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	750	748,286
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	4,150	4,289,562
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	2,034	2,186,067

Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	275	276,672
Cheniere Energy Partners LP, Gtd. Notes, 144A(aa)	4.000	03/01/31	1,400	1,456,815

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Cheniere Energy, Inc., Sr. Sec’d. Notes(aa)	4.625%	10/15/28	3,900	$4,094,781
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	450	470,982
Gtd. Notes, 144A	5.875	02/01/29	475	505,781

Churchill Downs, Inc., Gtd. Notes, 144A	5.500	04/01/27	600	621,744
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	900	919,127
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A(aa)	7.000	06/15/25	1,325	1,364,397
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	250	250,324
CNX Resources Corp., Gtd. Notes, 144A(aa)	7.250	03/14/27	1,875	1,991,024
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	700	728,103
Gtd. Notes, 144A(aa)	6.750	03/01/29	1,000	1,074,731

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(aa)	5.625	11/15/26	1,195	958,523
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	6.125	01/15/29	1,100	1,145,048
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	2,745	2,469,151
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000	05/01/29	275	283,470
CSC Holdings LLC,
Gtd. Notes, 144A(aa)	4.125	12/01/30	900	861,984
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	3,300	3,024,299
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	450	455,274
Sr. Unsec’d. Notes(aa)	5.625	06/15/28	430	455,110
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	925	876,812
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,700	2,715,431
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(aa)	6.625	08/15/27	4,125	1,233,703
Sr. Sec’d. Notes, 144A(aa)	5.375	08/15/26	2,150	1,214,750

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
DISH DBS Corp.,
Gtd. Notes	5.125%	06/01/29	975	$938,981
Gtd. Notes(aa)	7.375	07/01/28	440	463,018
Gtd. Notes(aa)	7.750	07/01/26	2,805	3,122,174
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	750	728,964
Gtd. Notes(aa)	9.750	06/15/25	2,100	2,281,172

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625	07/15/25	350	369,104
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., Sr. Sec’d. Notes, 144A	6.125	04/01/29	700	689,453
Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)	1,275	1,332,683
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	390	424,796
Sr. Unsec’d. Notes, 144A(aa)	6.500	07/01/27	480	534,120
EQT Corp.,
Sr. Unsec’d. Notes	5.000	01/15/29	350	389,301
Sr. Unsec’d. Notes	7.500	02/01/30	175	224,096

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	7.875	11/15/25	1,350	1,406,697
Ford Motor Co.,
Sr. Unsec’d. Notes(aa)	4.750	01/15/43	4,913	5,368,233
Sr. Unsec’d. Notes(aa)	5.291	12/08/46	6,275	7,206,321
Sr. Unsec’d. Notes	7.400	11/01/46	1,000	1,371,446
Sr. Unsec’d. Notes(aa)	9.000	04/22/25	3,000	3,607,836
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	525	525,177
Gtd. Notes, 144A(aa)	5.000	03/01/28	800	827,311

Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	300	300,862
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	550	532,553
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A(aa)	7.625	05/01/26	850	832,735
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	250	245,187
Gtd. Notes, 144A	3.875	10/01/31	475	466,007

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875%	01/15/29	450	$466,172
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	2,150	2,258,537
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.750	10/15/24	1,650	1,656,068
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	1,400	1,424,256
Griffon Corp., Gtd. Notes(aa)	5.750	03/01/28	1,775	1,856,071
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875	12/15/28	2,150	2,141,930
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	675	708,750
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	480	516,638
Hexion, Inc., Gtd. Notes, 144A(aa)	7.875	07/15/27	835	885,100
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	1,625	1,658,313
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	325	331,162
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	325	333,758
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	900	923,370
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A(aa)	3.625	02/15/32	1,000	976,427
Gtd. Notes, 144A(aa)	4.000	05/01/31	2,168	2,178,997
Gtd. Notes, 144A	5.750	05/01/28	400	429,796

Home Point Capital, Inc., Gtd. Notes, 144A(aa)	5.000	02/01/26	850	763,915
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,150	1,152,010
Gtd. Notes, 144A(aa)	4.375	02/01/31	800	799,981

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,875	1,846,934
Ingevity Corp., Gtd. Notes, 144A(aa)	3.875	11/01/28	475	467,247
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(aa)	5.250	01/15/29	600	631,416
Sr. Sec’d. Notes, 144A(aa)	6.250	01/15/27	1,500	1,689,582

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Jacobs Entertainment, Inc., Sec’d. Notes, 144A(aa)	7.875%	02/01/24	3,025	$3,115,760
Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	475	488,635
JBS USA Food Co., Gtd. Notes, 144A(aa)	5.750	01/15/28	755	788,241
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A(aa)	6.500	04/15/29	2,637	2,928,114
KB Home,
Gtd. Notes	4.000	06/15/31	575	584,418
Gtd. Notes(aa)	4.800	11/15/29	600	647,353
Kraft Heinz Foods Co.,
Gtd. Notes(aa)	5.500	06/01/50	2,900	3,887,254
Gtd. Notes(aa)	6.500	02/09/40	725	1,033,529
Gtd. Notes	6.875	01/26/39	300	440,195
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	500	504,021
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	500	491,415

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	300	291,198
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	525	539,032
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	925	847,622
Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series U(aa)	7.650	03/15/42	1,725	1,905,082
M/I Homes, Inc., Gtd. Notes(aa)	4.950	02/01/28	1,075	1,120,189
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	450	438,593
Gtd. Notes, 144A(aa)	5.375	02/01/28	455	478,240

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	1,779	1,828,792
MEDNAX, Inc., Gtd. Notes, 144A(aa)	6.250	01/15/27	796	835,560
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29	1,500	1,485,405
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	700	731,023

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
MGM Resorts International, (cont’d.)
Gtd. Notes(aa)	4.750%	10/15/28		1,575	$1,638,193
Gtd. Notes(aa)	6.750	05/01/25		1,475	1,555,858

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(aa)	5.375	08/15/27		700	727,762
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	4.875	05/01/29		1,125	1,135,248
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		1,200	1,194,233
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		1,275	1,295,893

MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28		650	645,932
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(aa)	2.500	03/24/26	GBP	2,750	3,793,560
Gtd. Notes(aa)	5.000	10/15/27		588	618,835
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26		575	560,784
Gtd. Notes, 144A	7.500	01/15/28		1,075	1,030,308

Nabors Industries, Inc., Gtd. Notes(aa)	5.750	02/01/25		1,725	1,639,839
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.125	12/15/30		1,525	1,536,686
Gtd. Notes, 144A(aa)	5.500	08/15/28		615	630,015
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26		1,190	1,366,419
Sr. Sec’d. Notes, 144A	12.250	05/15/24		125	147,496
NCR Corp.,
Gtd. Notes, 144A(aa)	5.000	10/01/28		650	661,931
Gtd. Notes, 144A	5.250	10/01/30		300	309,596

NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29		525	536,678
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A(aa)	5.625	10/01/28		135	140,475
Gtd. Notes, 144A	5.875	10/01/30		225	236,083

Novelis Corp., Gtd. Notes, 144A(aa)	4.750	01/30/30		336	349,167

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750%	01/15/28		1,240	$1,315,003
Gtd. Notes, 144A	3.875	02/15/32		675	661,463
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	4.100	02/15/47		125	121,853
Sr. Unsec’d. Notes(aa)	4.400	04/15/46		850	860,288
Sr. Unsec’d. Notes(aa)	4.625	06/15/45		475	489,555
Sr. Unsec’d. Notes	5.875	09/01/25		350	388,500
Sr. Unsec’d. Notes(aa)	6.125	01/01/31		1,550	1,854,315
Sr. Unsec’d. Notes(aa)	6.625	09/01/30		700	857,771
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	3.875	10/01/28	EUR	375	432,125
Sr. Unsec’d. Notes, 144A	5.375	10/01/29	EUR	1,550	1,738,135
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		475	463,443
Gtd. Notes(aa)	6.875	03/15/25		1,567	1,752,010
Gtd. Notes(aa)	7.125	03/15/26		1,725	1,959,050

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31		675	696,198
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(aa)	6.625	05/13/27		1,775	1,895,537
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25		775	796,192
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A(aa)	5.875	10/01/28		950	997,427
Sr. Sec’d. Notes, 144A(aa)	7.500	06/01/25		1,955	2,076,717

Park River Holdings, Inc., Gtd. Notes, 144A(aa)	5.625	02/01/29		1,350	1,263,715
Patrick Industries, Inc., Gtd. Notes, 144A	4.750	05/01/29		150	149,238
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., Sr. Unsec’d. Notes, 144A	8.500	11/15/27		1,550	1,654,001
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29		375	367,683
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		300	309,977

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25		650	670,468

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
PG&E Corp.,
Sr. Sec’d. Notes(aa)	5.000%	07/01/28	590	$613,369
Sr. Sec’d. Notes(aa)	5.250	07/01/30	2,475	2,586,598

Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875	09/30/27	4,300	4,532,073
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/01/28	1,000	1,042,804
Post Holdings, Inc., Gtd. Notes, 144A(aa)	5.500	12/15/29	925	983,764
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29	550	560,310
Gtd. Notes, 144A	5.875	09/01/31	1,250	1,275,040

Prestige Brands, Inc., Gtd. Notes, 144A	3.750	04/01/31	500	483,361
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	7.250	11/01/25	1,425	1,520,397
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	1,000	1,016,228
Sr. Unsec’d. Notes, 144A(aa)	6.500	09/15/28	950	950,654

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(aa)	7.250	04/01/25	1,750	1,786,491
Range Resources Corp., Gtd. Notes(aa)	5.000	03/15/23	1,032	1,060,686
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	4.500	02/15/29	400	397,613
Roller Bearing Co. of America, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/29	625	637,292
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	325	332,048
Sec’d. Notes, 144A(aa)	8.750	04/30/25	876	940,649

Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	1,500	1,621,338
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A(aa)	4.000	04/01/31	1,450	1,437,164
Gtd. Notes, 144A	4.375	02/01/32	425	427,418

Southwestern Energy Co., Gtd. Notes(aa)	5.375	03/15/30	1,275	1,345,401

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A(aa)	6.000%	11/01/28	1,700	$1,770,922
SSL Robotics LLC, Sr. Sec’d. Notes, 144A(aa)	9.750	12/31/23	751	811,754
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	3.375	01/15/31	1,050	974,382
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	1,050	1,053,701
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/15/27	430	441,370
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250	01/15/29	270	283,883
Gtd. Notes, 144A(aa)	6.500	03/15/27	1,375	1,442,690
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	700	709,862
Gtd. Notes, 144A	4.500	04/30/30	850	857,413

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	1,475	1,411,928
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	3,238	3,248,957
Gtd. Notes, 144A	6.000	12/31/30	150	150,081
Gtd. Notes, 144A	7.500	10/01/25	225	243,310
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	200	210,360
Gtd. Notes(aa)	5.375	02/01/27	1,300	1,345,559
Gtd. Notes	5.500	03/01/30	150	164,929
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(aa)	5.875	06/15/27	175	196,434
Gtd. Notes, 144A(aa)	6.625	07/15/27	2,475	2,611,253
Sr. Unsec’d. Notes, 144A(aa)	5.125	08/01/30	1,675	1,783,675

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	425	444,926
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	175	183,786
Sr. Sec’d. Notes, 144A(aa)	4.250	06/01/29	1,925	1,951,224
Sr. Sec’d. Notes, 144A	4.625	06/15/28	350	364,287
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	1,225	1,316,326
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	525	605,191

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Tenneco, Inc., Sr. Sec’d. Notes, 144A(aa)	5.125%	04/15/29		1,600	$1,585,553
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27		2,295	2,431,594
TI Automotive Finance PLC,
Sr. Unsec’d. Notes	3.750	04/15/29	EUR	1,200	1,387,891
Sr. Unsec’d. Notes, 144A(aa)	3.750	04/15/29	EUR	1,625	1,879,436

Titan International, Inc., Sr. Sec’d. Notes, 144A	7.000	04/30/28		500	514,249
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		575	578,049
Gtd. Notes, 144A	4.125	02/15/32		500	503,505
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A(aa)	10.500	08/01/24		1,475	1,336,488
Sr. Sec’d. Notes, 144A	10.875	08/01/24		363	387,800

TransDigm, Inc., Gtd. Notes	4.625	01/15/29		950	943,966
Transocean, Inc., Gtd. Notes, 144A	8.000	02/01/27		350	267,602
Tri Pointe Homes, Inc., Gtd. Notes(aa)	5.700	06/15/28		745	810,058
Tronox, Inc., Sr. Sec’d. Notes, 144A(aa)	6.500	05/01/25		850	892,769
U.S. Foods, Inc., Gtd. Notes, 144A	4.750	02/15/29		525	531,394
Unifrax Escrow Issuer Corp.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28		500	500,227
Sr. Unsec’d. Notes, 144A	7.500	09/30/29		275	273,407
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.375	04/15/26		500	517,712
Sr. Sec’d. Notes, 144A(aa)	4.625	04/15/29		690	711,554
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		675	673,665
Gtd. Notes(aa)	4.875	01/15/28		3,600	3,801,609
Gtd. Notes(aa)	5.250	01/15/30		1,325	1,435,048

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/25		1,075	1,131,729
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	05/01/29		475	480,314

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Univision Communications, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A(aa)	6.625%	06/01/27	1,675	$1,812,769
Valvoline, Inc.,
Gtd. Notes, 144A(aa)	4.250	02/15/30	550	558,253
Sr. Unsec’d. Notes, 144A(aa)	3.625	06/15/31	500	489,281

Vector Group Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	02/01/29	3,050	3,042,598
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(aa)	5.750	07/15/25	867	810,255
Sr. Sec’d. Notes, 144A(aa)	9.500	07/01/25	750	823,516
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	645	656,960
Sr. Sec’d. Notes, 144A	4.125	08/15/31	370	383,260

Viasat, Inc., Sr. Unsec’d. Notes, 144A	6.500	07/15/28	505	530,728
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(aa)	4.250	12/01/26	1,485	1,538,970
Gtd. Notes, 144A(aa)	4.625	12/01/29	1,205	1,286,826

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	400	387,895
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	250	249,006
Vine Energy Holdings LLC, Gtd. Notes, 144A	6.750	04/15/29	675	725,790
Vista Outdoor, Inc., Gtd. Notes, 144A(aa)	4.500	03/15/29	825	826,171
Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	1,075	1,128,421
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,330	1,361,792
Gtd. Notes, 144A(aa)	5.625	02/15/27	2,000	2,060,905
Sr. Unsec’d. Notes, 144A(aa)	4.375	05/01/29	1,375	1,357,567

White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	525	542,775
William Carter Co. (The), Gtd. Notes, 144A(aa)	5.500	05/15/25	525	549,348
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	610	613,354
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	275	289,742

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A	4.000%	03/01/27	500	$485,514
				352,688,090
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A(aa)	5.125	05/07/29	1,530	1,521,887
Zambia 0.5%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A(aa)	6.875	03/01/26	788	819,788
Gtd. Notes, 144A	6.875	10/15/27	300	321,084
Gtd. Notes, 144A(aa)	7.500	04/01/25	2,245	2,322,640
				3,463,512

Total Corporate Bonds (cost $655,366,846)				662,792,952
Sovereign Bonds 16.6%
Angola 1.1%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	1,790	1,800,084
Sr. Unsec’d. Notes	9.375	05/08/48	490	487,134
Sr. Unsec’d. Notes	9.500	11/12/25	3,960	4,292,192
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	450	446,907
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49	350	342,301
				7,368,618
Argentina 1.7%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.500(cc)	07/09/30	15,126	5,185,265
Sr. Unsec’d. Notes	1.000	07/09/29	1,237	450,043
Sr. Unsec’d. Notes	1.125(cc)	07/09/35	1,864	575,701
Sr. Unsec’d. Notes	2.000(cc)	01/09/38	7,699	2,812,116

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentina (cont’d.)

Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	3.900%(cc)	09/01/37		5,304	$2,348,306
					11,371,431
Bahrain 0.3%
Bahrain Government International Bond,
Sr. Unsec’d. Notes(aa)	6.750	09/20/29		1,240	1,338,555
Sr. Unsec’d. Notes	7.500	09/20/47		421	435,739
					1,774,294
Belarus 0.1%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	7.625	06/29/27		730	707,821
Brazil 0.2%
Brazilian Government International Bond, Sr. Unsec’d. Notes(aa)	5.625	01/07/41		1,500	1,468,547
Cameroon 0.2%
Republic of Cameroon International Bond,
Sr. Unsec’d. Notes	5.950	07/07/32	EUR	290	327,169
Sr. Unsec’d. Notes	9.500	11/19/25		1,080	1,194,905
					1,522,074
Colombia 1.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes(aa)	3.875	04/25/27		1,290	1,337,536
Sr. Unsec’d. Notes(aa)	4.500	03/15/29		1,550	1,638,683
Sr. Unsec’d. Notes(aa)	6.125	01/18/41		2,645	2,931,232
Sr. Unsec’d. Notes	7.375	09/18/37		780	964,124
					6,871,575

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Costa Rica 0.2%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	6.125%	02/19/31		940	$963,216
Sr. Unsec’d. Notes	7.158	03/12/45		630	636,309
					1,599,525
Dominican Republic 1.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.500	01/27/25		1,225	1,331,652
Sr. Unsec’d. Notes	6.850	01/27/45		1,840	2,052,327
Sr. Unsec’d. Notes	7.450	04/30/44		2,300	2,747,688
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		855	835,069
					6,966,736
Ecuador 0.4%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40		901	543,206
Sr. Unsec’d. Notes, 144A	1.000(cc)	07/31/35		1,829	1,208,749
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/30		786	652,706
Sr. Unsec’d. Notes, 144A	5.583(s)	07/31/30		414	221,602
					2,626,263
Egypt 0.5%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,845	2,009,537
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	435	492,803
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	860	915,863
					3,418,203
El Salvador 0.3%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.750	01/24/23		1,530	1,348,040
Sr. Unsec’d. Notes	8.250	04/10/32		1,000	780,294
					2,128,334

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Gabon 0.4%
Gabon Government International Bond,
Bonds	6.375%	12/12/24		1,410	$1,495,057
Sr. Unsec’d. Notes	6.625	02/06/31		340	339,117
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		650	648,313
					2,482,487
Ghana 0.2%
Ghana Government International Bond,
Sr. Unsec’d. Notes	7.875	03/26/27		930	863,188
Sr. Unsec’d. Notes	8.125	01/18/26		670	646,438
					1,509,626
Guatemala 0.2%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.375	06/05/27		600	641,359
Sr. Unsec’d. Notes	4.900	06/01/30		450	487,676
Sr. Unsec’d. Notes	6.125	06/01/50		300	352,144
					1,481,179
Honduras 0.4%
Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250	01/19/27		1,220	1,276,680
Sr. Unsec’d. Notes	7.500	03/15/24		1,050	1,099,830
					2,376,510
Iraq 0.5%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		630	613,383
Sr. Unsec’d. Notes	6.752	03/09/23		2,975	3,038,327
					3,651,710
Ivory Coast 0.9%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	270	305,289
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,070	1,271,881
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	335	401,782

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast (cont’d.)
Ivory Coast Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.625%	03/22/48	EUR	1,115	$1,286,918
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	2,405	2,916,161
					6,182,031
Lebanon 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	304,836
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	394,200
					699,036
Mongolia 0.1%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		270	303,303
Morocco 0.2%
Morocco Government International Bond, Sr. Unsec’d. Notes	2.000	09/30/30	EUR	1,150	1,284,228
Mozambique 0.2%
Mozambique International Bond, Unsec’d. Notes	5.000(cc)	09/15/31		1,855	1,583,774
Nigeria 0.8%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30		320	322,343
Sr. Unsec’d. Notes	7.625	11/21/25		575	625,746
Sr. Unsec’d. Notes	7.875	02/16/32		2,340	2,383,441
Sr. Unsec’d. Notes	8.747	01/21/31		1,200	1,291,118
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		450	457,997
					5,080,645
Oman 0.4%
Oman Government International Bond,
Sr. Unsec’d. Notes	6.500	03/08/47		1,120	1,111,022

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Oman (cont’d.)
Oman Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.750%	01/17/48		720	$731,688
Sr. Unsec’d. Notes	7.375	10/28/32		580	670,197
					2,512,907
Pakistan 0.7%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	8.250	04/15/24		1,840	1,964,767
Sr. Unsec’d. Notes	8.250	09/30/25		290	315,251
Sr. Unsec’d. Notes, 144A	8.250	04/15/24		530	565,938
Sr. Unsec’d. Notes, 144A	8.250	09/30/25		610	663,114

Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes	5.625	12/05/22		870	891,228
					4,400,298
Paraguay 0.2%
Paraguay Government International Bond, Sr. Unsec’d. Notes	6.100	08/11/44		950	1,142,787
Senegal 0.2%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	510	602,302
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	570	632,720
					1,235,022
Sri Lanka 0.2%
Sri Lanka Government International Bond, Sr. Unsec’d. Notes	5.875	07/25/22		1,500	1,265,733
Turkey 2.0%
Turkey Government International Bond,
Sr. Unsec’d. Notes(aa)	4.250	04/14/26		1,750	1,638,265
Sr. Unsec’d. Notes(aa)	4.875	10/09/26		3,000	2,849,143
Sr. Unsec’d. Notes(aa)	5.600	11/14/24		2,620	2,639,500
Sr. Unsec’d. Notes(aa)	6.000	03/25/27		2,500	2,472,013
Sr. Unsec’d. Notes	6.125	10/24/28		385	377,346
Sr. Unsec’d. Notes(aa)	6.375	10/14/25		2,145	2,180,314

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Turkey (cont’d.)
Turkey Government International Bond, (cont’d.)
Sr. Unsec’d. Notes(aa)	6.875%	03/17/36		890	$862,020
Sr. Unsec’d. Notes(aa)	7.625	04/26/29		660	694,742
					13,713,343
Ukraine 1.9%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	05/31/40		450	473,965
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	305	328,335
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	1,230	1,530,228
Sr. Unsec’d. Notes	7.750	09/01/22		320	331,615
Sr. Unsec’d. Notes	7.750	09/01/23		905	963,826
Sr. Unsec’d. Notes	7.750	09/01/24		590	636,176
Sr. Unsec’d. Notes	7.750	09/01/25		1,005	1,085,229
Sr. Unsec’d. Notes	7.750	09/01/26		910	980,669
Sr. Unsec’d. Notes	7.750	09/01/27		1,180	1,270,482
Sr. Unsec’d. Notes	8.994	02/01/24		650	711,083
Sr. Unsec’d. Notes	9.750	11/01/28		3,525	4,092,154
					12,403,762
Zambia 0.0%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24(d)		340	270,134

Total Sovereign Bonds (cost $122,100,614)					111,401,936

	Shares
Common Stocks 3.9%
United States
CEC Entertainment, Inc.*	34,226	610,369
Chesapeake Energy Corp.	200,825	12,800,586
Chesapeake Energy Corp. Backstop Commitment	1,314	83,754
Extraction Oil & Gas, Inc.*	92,084	6,135,557
Ferrellgas Partners LP (Class B Stock)	18,479	4,758,343

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $1,545,243; purchased 02/28/19)*^(f)	14,397	$2,015,580

Total Common Stocks (cost $9,325,063)		26,404,189
Warrants* 0.0%
Canada 0.0%
Athabasca Oil Corp. (Canada), expiring 11/01/26 (cost $0)	2,375	145
United States 0.0%
TPC Group, Inc., expiring 08/01/24 (cost $0)^	1,033,339	4,857

Total Warrants (cost $0)		5,002

Total Long-Term Investments (cost $832,978,909)		847,779,144

Short-Term Investment 2.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $15,839,768)(wb)	15,839,768	15,839,768

TOTAL INVESTMENTS 128.4% (cost $848,818,677)		863,618,912
Liabilities in excess of other assets(z) (28.4)%		(190,995,099)

Net Assets 100.0%		$672,623,813

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,333,418 and 1.5% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $447,186,466 segregated as collateral for amount of $204,000,000 borrowed and outstanding as of October 31, 2021.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,545,243. The aggregate value of $2,015,580 is 0.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at October 31, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 3.600%, 3.600%(c), Maturity Date 07/13/22 (cost $129,432)	131	$131,749	$2,317	$—
Forward foreign currency exchange contracts outstanding at October 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/02/21	Goldman Sachs International	GBP	46,157	$63,470,143	$63,168,106	$—	$(302,037)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Forward foreign currency exchange contracts outstanding at October 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 11/02/21	JPMorgan Chase Bank, N.A.	EUR	125,900	$146,170,267	$145,551,684	$—	$(618,583)
Expiring 12/02/21	HSBC Bank PLC	EUR	2,690	3,121,153	3,111,800	—	(9,353)
Expiring 12/02/21	Morgan Stanley & Co. International PLC	EUR	1,280	1,482,556	1,481,098	—	(1,458)
				$214,244,119	$213,312,688	—	(931,431)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/02/21	Barclays Bank PLC	GBP	43,068	$58,854,952	$58,941,057	$—	$(86,105)
Expiring 11/02/21	UBS AG	GBP	3,089	4,162,053	4,227,049	—	(64,996)
Expiring 12/02/21	Bank of America, N.A.	GBP	2,778	3,831,791	3,801,702	30,089	—
Expiring 12/02/21	Goldman Sachs International	GBP	46,157	63,468,481	63,171,069	297,412	—
Euro,
Expiring 11/02/21	Bank of America, N.A.	EUR	605	700,917	699,955	962	—
Expiring 11/02/21	Barclays Bank PLC	EUR	1,465	1,705,103	1,694,078	11,025	—
Expiring 11/02/21	JPMorgan Chase Bank, N.A.	EUR	119,512	139,850,182	138,166,582	1,683,600	—
Expiring 11/02/21	JPMorgan Chase Bank, N.A.	EUR	1,226	1,423,689	1,417,773	5,916	—
Expiring 11/02/21	Morgan Stanley & Co. International PLC	EUR	2,102	2,439,439	2,430,424	9,015	—
Expiring 11/02/21	Morgan Stanley & Co. International PLC	EUR	703	815,866	812,390	3,476	—
Expiring 11/02/21	UBS AG	EUR	286	330,979	330,483	496	—
Expiring 12/02/21	Citibank, N.A.	EUR	1,980	2,299,336	2,290,217	9,119	—
Expiring 12/02/21	JPMorgan Chase Bank, N.A.	EUR	125,900	146,254,495	145,641,484	613,011	—
				$426,137,283	$423,624,263	2,664,121	(151,101)
						$2,664,121	$(1,082,532)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Credit default swap agreement outstanding at October 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000%(Q)	550	1.068%	$17,183	$12,638	$4,545	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	35,145	$(3,346,622)	$(3,345,984)	$638
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).